EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income:
Net (loss)/income attributable to Company shareholders	$ (44,485)	$ 5,131
Basic and Diluted (loss) /earnings per share:
Weighted average common shares outstanding, basic and diluted	32,646,929	985,530
Basic and diluted (loss)/earnings per share	$ (1.36)	$ 5.21